Debt - Operating Lines of Credit (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Nov. 19, 2012
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 60,000,000
Collaterized Facility A
Line of Credit Facility [Line Items]
Maximum borrowing capacity	7,200,000
Amount outstanding on line of credit	6,111,000
Collateralized Facility B
Line of Credit Facility [Line Items]
Maximum borrowing capacity	1,000,000
Amount outstanding on line of credit	388,000
Interest rate on line of credit (in percent)	5.25%
Prime Rate | Collaterized Facility A
Line of Credit Facility [Line Items]
Prime rate	prime rate
Minimum interest rate on operating line of credit	4.00%
Interest rate on line of credit (in percent)	4.00%
Operating lines of credit | Collateralized Facility B
Line of Credit Facility [Line Items]
Minimum interest rate on operating line of credit	5.25%
Maximum interest rate on operating line of credit	6.00%